STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4%
Advertising - 1.6%
National CineMedia, Sr. Scd. Notes	5.88	4/15/2028	630,000	[b]	671,169
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	3,033,000	[b]	3,214,980
				3,886,149
Aerospace & Defense - 3.3%
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	425,000	[b]	436,724
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	2,830,000	[b]	2,925,484
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	500,000	[b]	515,638
Signature Aviation U.S. Holdings, Gtd. Notes	4.00	3/1/2028	1,075,000	[b]	1,062,261
TransDigm, Gtd. Notes	6.50	5/15/2025	510,000		531,463
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	1,015,000	[b]	1,100,751
TransDigm UK Holdings, Gtd. Notes	6.88	5/15/2026	1,440,000		1,537,700
				8,110,021
Automobiles & Components - 2.2%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	750,000		782,501
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	2,905,000	[b]	3,091,937
Panther BF Aggregator 2, Sr. Scd. Notes	6.25	5/15/2026	835,000	[b]	901,277
Tenneco, Gtd. Notes	5.00	7/15/2026	715,000		659,605
				5,435,320
Building Materials - 1.5%
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	1,880,000	[b]	1,964,647
Griffon, Gtd. Notes	5.25	3/1/2022	925,000		930,775
Masonite International, Gtd. Notes	5.38	2/1/2028	738,000	[b]	780,878
				3,676,300
Chemicals - 2.6%
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	1,330,000	[b]	1,250,662
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	835,000	[b]	799,504
CVR Partners, Scd. Notes	9.25	6/15/2023	2,320,000	[b]	2,428,263
Kraton Polymers, Gtd. Notes	7.00	4/15/2025	1,305,000	[b]	1,347,817
Venator Finance, Gtd. Notes	5.75	7/15/2025	610,000	[b]	564,250
				6,390,496
Collateralized Loan Obligations Debt - 5.1%
Battalion CLO VII, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%	8.31	7/17/2028	750,000	[b,c]	739,401

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Collateralized Loan Obligations Debt - 5.1% (continued)
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		7.80	4/15/2030	1,000,000	[b,c]	956,608
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		7.00	4/18/2031	2,000,000	[b,c]	1,894,526
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.00	7/16/2031	750,000	[b,c]	659,373
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		8.52	10/17/2030	1,000,000	[b,c]	978,726
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		8.27	1/20/2031	1,525,000	[b,c]	1,451,657
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		7.72	10/20/2030	2,000,000	[b,c]	1,920,542
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.05	4/17/2031	2,000,000	[b,c]	1,772,240
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		7.75	5/20/2031	750,000	[b,c]	698,209
Sounds Point CLO IV-R, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		8.25	4/18/2031	750,000	[b,c]	703,434
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.32	10/20/2031	1,000,000	[b,c]	848,320
					12,623,036
Commercial & Professional Services - 4.6%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	1,370,000	[b]	1,089,719
ASGN, Gtd. Notes		4.63	5/15/2028	615,000	[b]	633,284
Ashtead Capital, Scd. Notes		4.25	11/1/2029	1,000,000	[b]	1,023,750
Harsco, Gtd. Notes		5.75	7/31/2027	1,210,000	[b]	1,293,242
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	1,430,000	[b]	1,387,086
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	1,214,000	[b]	1,275,459
Prime Security Services Borrower, Sr. Scd. Notes		5.25	4/15/2024	535,000	[b]	567,145
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	715,000	[b]	778,459
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,675,000	[b]	1,836,261
Weight Watchers International, Gtd. Notes		8.63	12/1/2025	1,220,000	[b]	1,297,513
					11,181,918
Consumer Discretionary - 10.3%
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/2024	580,000		758,554
AMC Entertainment Holdings, Gtd. Notes		6.13	5/15/2027	1,555,000		1,422,864
Cirsa Finance International, Sr. Scd. Notes		7.88	12/20/2023	1,808,000	[b]	1,919,572

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Consumer Discretionary - 10.3% (continued)
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	891,000	[b]	926,631
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	1,235,000	[b]	1,288,000
Eldorado Resorts, Gtd. Notes		6.00	4/1/2025	520,000		548,384
Eldorado Resorts, Gtd. Notes		7.00	8/1/2023	725,000		758,832
International Game Technology, Sr. Scd. Notes		6.25	1/15/2027	1,000,000	[b]	1,126,850
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	505,000	[b]	568,120
Jack Ohio Finance, Scd. Notes		10.25	11/15/2022	1,170,000	[b]	1,238,225
MGM Resorts International, Gtd. Notes		7.75	3/15/2022	740,000		826,417
Scientific Games International, Gtd. Notes		7.00	5/15/2028	960,000	[b]	1,028,976
Scientific Games International, Gtd. Notes		7.25	11/15/2029	703,000	[b]	765,813
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,690,000	[b]	2,970,766
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	1,715,000	[b]	1,861,804
Station Casinos, Gtd. Notes		5.00	10/1/2025	875,000	[b]	892,500
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b]	600,766
Tempur Sealy International, Gtd. Notes		5.50	6/15/2026	1,925,000		2,032,030
William Lyon Homes, Gtd. Notes		5.88	1/31/2025	2,270,000		2,341,880
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	1,415,000	[b]	1,493,412
					25,370,396
Consumer Staples - 1.2%
Prestige Brands, Gtd. Notes		5.13	1/15/2028	1,060,000	[b]	1,113,000
Prestige Brands, Gtd. Notes		6.38	3/1/2024	670,000	[b]	698,197
The Scotts Miracle-Gro Company, Gtd. Notes		4.50	10/15/2029	1,065,000	[b]	1,091,332
					2,902,529
Diversified Financials - 7.9%
Ally Financial, Gtd. Notes		7.50	9/15/2020	860,000		892,583
Ally Financial, Gtd. Notes		8.00	11/1/2031	1,515,000		2,105,774
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/2023	995,000	[b]	1,325,358
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	745,000	[b]	1,028,249
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	2,340,000	[b]	2,403,379
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/2023	610,000	[b]	799,926
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	955,000		1,254,588
Global Aircraft Leasing, Sr. Unscd. Notes		6.50	9/15/2024	895,000	[b]	936,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Diversified Financials - 7.9% (continued)
Icahn Enterprises, Gtd. Notes	6.25	5/15/2026	1,220,000		1,301,586
Icahn Enterprises, Gtd. Notes	6.75	2/1/2024	1,075,000		1,118,446
Nationstar Mortgage Holdings, Gtd. Notes	8.13	7/15/2023	2,395,000	[b]	2,540,149
Navient, Sr. Unscd. Notes	5.88	10/25/2024	915,000		981,328
Navient, Sr. Unscd. Notes	7.25	1/25/2022	1,025,000		1,115,425
Quicken Loans, Gtd. Notes	5.75	5/1/2025	1,550,000	[b]	1,605,544
				19,408,460
Electronic Components - 1.7%
Energizer Holdings, Gtd. Notes	6.38	7/15/2026	1,246,000	[b]	1,329,295
Energizer Holdings, Gtd. Notes	7.75	1/15/2027	1,649,000	[b]	1,845,891
TTM Technologies, Gtd. Notes	5.63	10/1/2025	920,000	[b]	953,732
				4,128,918
Energy - 11.5%
Antero Midstream Partners, Gtd. Notes	5.75	1/15/2028	500,000	[b]	436,263
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	790,000	[b]	696,701
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	1,620,000	[b]	1,470,713
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/2023	740,000		752,832
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	1,620,000	[b]	1,688,562
Cheniere Energy Partners, Gtd. Notes	4.50	10/1/2029	930,000	[b]	957,388
CVR Refining, Gtd. Notes	6.50	11/1/2022	2,050,000		2,080,736
DCP Midstream Operating, Gtd. Notes	5.38	7/15/2025	1,670,000		1,820,283
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	840,000	[b]	884,604
Enviva Partners, Gtd. Notes	6.50	1/15/2026	1,510,000	[b]	1,620,426
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,745,000		2,662,623
Gulfport Energy, Gtd. Notes	6.00	10/15/2024	1,000,000		712,500
Matador Resources, Gtd. Notes	5.88	9/15/2026	1,275,000		1,281,407
Nabors Industries, Gtd. Notes	5.50	1/15/2023	390,000		375,375
Oasis Petroleum, Gtd. Notes	6.25	5/1/2026	495,000	[b]	412,100
PDC Energy, Gtd. Notes	6.13	9/15/2024	905,000		918,951
Precision Drilling, Gtd. Notes	7.75	12/15/2023	1,120,000		1,120,465
Shelf Drilling Holdings, Gtd. Notes	8.25	2/15/2025	1,655,000	[b]	1,580,508
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	925,000		880,679
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	1,230,000		1,140,856
SRC Energy, Sr. Unscd. Notes	6.25	12/1/2025	825,000		833,242
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	602,000	[b]	639,518
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	615,000	[b]	627,294

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Energy - 11.5% (continued)
USA Compression Partners, Gtd. Notes		6.88	4/1/2026	1,738,000		1,828,157
WPX Energy, Sr. Unscd. Notes		5.25	9/15/2024	700,000		745,493
					28,167,676
Environmental Control - 2.1%
Covanta Holding, Sr. Unscd. Notes		5.88	7/1/2025	2,270,000		2,401,467
GFL Environmental, Sr. Unscd. Notes		7.00	6/1/2026	1,645,000	[b]	1,742,462
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	920,000	[b]	961,237
					5,105,166
Food Products - 3.1%
Albertsons, Gtd. Notes		5.88	2/15/2028	340,000	[b]	361,879
Albertsons, Gtd. Notes		6.63	6/15/2024	2,095,000		2,197,969
Albertsons, Gtd. Notes		7.50	3/15/2026	495,000	[b]	556,565
New Albertsons, Sr. Unscd. Bonds		8.00	5/1/2031	2,390,000		2,489,185
Post Holdings, Gtd. Notes		8.00	7/15/2025	1,975,000	[b]	2,120,982
					7,726,580
Forest Products & Other - 1.2%
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	2,660,000		2,871,111
Health Care - 14.7%
Avantor, Sr. Unscd. Notes		9.00	10/1/2025	3,035,000	[b]	3,398,032
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,340,000	[b]	1,387,322
Bausch Health, Gtd. Notes		7.25	5/30/2029	650,000	[b]	743,828
Bausch Health, Gtd. Notes		9.00	12/15/2025	2,420,000	[b]	2,758,074
Bausch Health, Sr. Unscd. Notes		5.00	1/30/2028	230,000	[b]	236,645
Bausch Health, Sr. Unscd. Notes		5.25	1/30/2030	230,000	[b]	239,085
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b]	2,128,332
Eagle Holding II, Sr. Unscd. Notes		7.63	5/15/2022	2,925,000	[b]	2,978,332
Eagle Holding II, Unscd. Notes		7.75	5/15/2022	1,050,000	[b]	1,068,018
HCA, Gtd. Notes		7.50	2/15/2022	3,150,000		3,486,357
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	1,515,000	[b]	1,830,992
NVA Holdings, Gtd. Notes		6.88	4/1/2026	1,090,000	[b]	1,181,287
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	2,600,000	[b]	2,590,233
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	3,365,000	[b]	3,142,047
Select Medical, Gtd. Notes		6.25	8/15/2026	985,000	[b]	1,068,090
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	105,000	[b]	113,138
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/2023	2,060,000		2,267,638
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/2022	1,930,000		2,138,498
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	3,160,000	[b]	3,159,968
					35,915,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Industrial - 2.8%
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	1,790,000	[b]	1,839,207
Gates Global, Gtd. Notes		6.25	1/15/2026	1,890,000	[b]	1,925,995
Stevens Holding, Gtd. Notes		6.13	10/1/2026	415,000	[b]	454,569
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	840,000	[b]	833,551
Welbilt, Gtd. Notes		9.50	2/15/2024	1,600,000		1,700,664
					6,753,986
Information Technology - 8.4%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	565,000	[b]	594,897
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	1,970,000	[b]	2,074,243
Camelot Finance, Sr. Scd. Notes		4.50	11/1/2026	500,000	[b]	514,687
CDK Global, Sr. Unscd. Notes		5.25	5/15/2029	660,000	[b]	708,675
Change Healthcare Holdings, Sr. Unscd. Notes		5.75	3/1/2025	2,055,000	[b]	2,116,629
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	3,590,000	[b]	3,889,173
RP Crown Parent, Gtd. Notes		7.38	10/15/2024	1,705,000	[b]	1,776,039
Solera Finance, Sr. Unscd. Notes		10.50	3/1/2024	1,940,000	[b]	2,062,501
Sophia, Sr. Unscd. Notes		9.00	9/30/2023	2,435,000	[b]	2,509,061
The Dun & Bradstreet, Sr. Scd. Notes		6.88	8/15/2026	1,400,000	[b]	1,547,875
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	2,425,000	[b]	2,793,236
					20,587,016
Insurance - 4.1%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	1,900,000	[b]	2,105,157
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	1,765,000	[b]	1,799,753
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	285,000	[b]	297,212
Hub International, Sr. Unscd. Notes		7.00	5/1/2026	2,615,000	[b]	2,771,965
USI, Sr. Unscd. Notes		6.88	5/1/2025	2,990,000	[b]	3,063,823
					10,037,910
Materials - 7.5%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	2,400,000		2,721,827
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	1,870,000	[b]	1,936,946
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,960,000	[b]	2,066,565
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	180,000	[b]	181,798
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	1,690,000	[b]	1,706,600
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	655,000	[b]	697,165
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	1,000,000	[b]	1,024,522
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	3,670,000	[b]	3,633,263
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	1,340,000	[b]	1,387,737
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,845,000	[b]	2,055,976

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Materials - 7.5% (continued)
Trivium Packaging Finance, Sr. Scd. Notes		5.50	8/15/2026	1,040,000	[b]	1,097,849
					18,510,248
Media - 11.3%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	730,000	[b]	786,101
Altice Finco, Scd. Notes		8.13	1/15/2024	1,440,000	[b]	1,488,809
Altice Luxembourg, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,020,000		1,285,721
Altice Luxembourg, Sr. Scd. Notes		10.50	5/15/2027	1,305,000	[b]	1,490,180
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	2,515,000	[b]	2,687,906
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,700,000	[b]	1,924,948
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	1,720,000	[b]	1,675,882
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	2,475,000	[b]	2,508,229
DISH DBS, Gtd. Notes		5.88	7/15/2022	550,000		583,979
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,700,000		1,740,732
Entercom Media, Scd. Notes		6.50	5/1/2027	1,790,000	[b]	1,920,397
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	760,000	[b]	805,864
Nexstar Media Group, Gtd. Notes		5.63	7/15/2027	1,050,000	[b]	1,108,432
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	1,085,000	[b]	1,099,013
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	1,016,000	[b]	1,036,742
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	1,820,000	[b]	1,909,817
Sinclair Television Group, Gtd. Notes		5.13	2/15/2027	1,230,000	[b]	1,267,327
TEGNA, Gtd. Notes		5.00	9/15/2029	870,000	[b]	886,313
Townsquare Media, Gtd. Notes		6.50	4/1/2023	1,395,000	[b]	1,419,991
					27,626,383
Metals & Mining - 4.3%
Commercial Metals, Sr. Unscd. Notes		5.75	4/15/2026	900,000		942,635
Constellium, Gtd. Notes		6.63	3/1/2025	1,930,000	[b]	2,007,374
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	2,700,000	[b]	2,800,885
First Quantum Minerals, Gtd. Notes		7.50	4/1/2025	560,000	[b]	573,768
Freeport-McMoRan, Gtd. Notes		5.45	3/15/2043	585,000		606,996
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	1,885,000	[b]	1,993,548
Novelis, Gtd. Notes		5.88	9/30/2026	665,000	[b]	709,174
Novelis, Gtd. Notes		6.25	8/15/2024	840,000	[b]	883,042
					10,517,422
Real Estate - 2.0%
Brookfield Property REIT, Sr. Scd. Notes		5.75	5/15/2026	575,000	[b]	607,703
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b]	868,392
Haya Finance 2017, Sr. Scd. Bonds	EUR	5.25	11/15/2022	525,000		554,501
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	1,040,000	[b]	1,082,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Real Estate - 2.0% (continued)
VICI Properties, Gtd. Notes	4.25	12/1/2026	545,000	[b]	562,350
VICI Properties, Gtd. Notes	4.63	12/1/2029	1,070,000	[b]	1,120,129
				4,795,107
Retailing - .7%
Staples, Sr. Scd. Notes	7.50	4/15/2026	1,555,000	[b]	1,616,227
Technology Hardware & Equipment - 3.2%
Banff Merger Sub, Sr. Unscd. Notes	9.75	9/1/2026	935,000	[b]	949,048
Dell International, Gtd. Notes	7.13	6/15/2024	1,895,000	[b]	2,001,594
Everi Payments, Gtd. Notes	7.50	12/15/2025	3,025,000	[b]	3,253,130
Tempo Acquisition, Sr. Unscd. Notes	6.75	6/1/2025	1,690,000	[b]	1,749,133
				7,952,905
Telecommunication Services - 13.2%
Altice France, Sr. Scd. Notes	7.38	5/1/2026	935,000	[b]	1,005,583
Altice France, Sr. Scd. Notes	8.13	2/1/2027	3,675,000	[b]	4,145,768
CenturyLink, Sr. Unscd. Notes	5.13	12/15/2026	645,000	[b]	657,984
CenturyLink, Sr. Unscd. Notes	5.63	4/1/2025	170,000		180,988
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	2,355,000		2,660,173
Cincinnati Bell, Gtd. Notes	8.00	10/15/2025	1,005,000	[b]	1,068,230
CommScope, Gtd. Notes	5.50	6/15/2024	775,000	[b]	786,633
CommScope, Gtd. Notes	8.25	3/1/2027	2,550,000	[b]	2,688,592
Connect Finco, Sr. Scd. Notes	6.75	10/1/2026	1,950,000	[b]	2,079,187
DKT Finance, Sr. Scd. Notes	9.38	6/17/2023	1,775,000	[b]	1,893,836
Embarq, Sr. Unscd. Notes	8.00	6/1/2036	1,590,000		1,684,247
Intelsat Connect Finance, Gtd. Notes	9.50	2/15/2023	1,335,000	[b]	937,437
Intelsat Jackson Holdings, Gtd. Notes	8.50	10/15/2024	1,190,000	[b]	1,086,369
Intelsat Jackson Holdings, Gtd. Notes	9.75	7/15/2025	1,175,000	[b]	1,089,325
Intrado, Gtd. Notes	8.50	10/15/2025	645,000	[b]	517,613
Iridium Communications, Sr. Unscd. Notes	10.25	4/15/2023	1,275,000	[b]	1,367,967
Plantronics, Gtd. Notes	5.50	5/31/2023	940,000	[b]	921,191
Sprint, Gtd. Notes	7.63	2/15/2025	810,000		890,878
Sprint Capital, Gtd. Notes	8.75	3/15/2032	540,000		656,424
Sprint Communications, Sr. Unscd. Notes	11.50	11/15/2021	5,325,000		6,093,504
				32,411,929
Utilities - 1.3%
AmeriGas Partners, Sr. Unscd. Notes	5.88	8/20/2026	275,000		303,696
Calpine, Sr. Unscd. Notes	5.75	1/15/2025	380,000		390,925
NRG Energy, Gtd. Notes	6.63	1/15/2027	950,000		1,032,507
NRG Energy, Gtd. Notes	7.25	5/15/2026	1,400,000		1,532,090
				3,259,218
Total Bonds and Notes (cost $317,289,031)			326,968,343

Floating Rate Loan Interests - 9.8%
Chemicals - .4%
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%	6.78	10/16/2025	1,059,300	[c]	1,056,652
Commercial & Professional Services - .7%
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%	9.05	1/1/2026	935,000	[c]	916,300
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%	6.72	11/29/2024	770,829	[c]	773,720
				1,690,020
Diversified Financials - .3%
Capital Automotive, Second Lien Initial B Term Loan, 1 Month LIBOR +6.00%	7.80	3/24/2025	813,790	[c]	818,876
Energy - 1.8%
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%	9.19	12/19/2022	1,055,501	[c]	1,059,016
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	5.70	5/22/2026	2,274,286	[c]	2,255,819
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%	7.68	6/21/2026	1,117,200	[c]	1,101,838
				4,416,673
Health Care - .4%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	5.44	4/21/2024	992,366	[c]	872,250
Industrial - 1.0%
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%	4.80	3/28/2025	920,316	[c]	907,331
Travelport Finance, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.94	5/30/2026	798,000	[c]	748,524
VAC Germany Holding, Term B Loan, 3 Month LIBOR +4.00%	5.89	3/8/2025	862,805	[c]	737,698
				2,393,553
Information Technology - .2%
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.55	5/3/2026	458,850	[c]	462,507
Insurance - 2.1%
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	8.30	8/4/2025	3,980,000	[c]	4,038,207

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 9.8% (continued)
Insurance - 2.1% (continued)
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%	6.30	2/28/2025	1,265,728	[c]	1,186,620
				5,224,827
Materials - .9%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.41	7/31/2025	113,559	[c]	100,784
Berlin Packaging, First Lien Initial Term Loan, 1-3 Month LIBOR +3.00%	4.82	11/7/2025	1,974,937	[c]	1,965,764
				2,066,548
Media - .4%
NEP Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	8.80	10/19/2026	1,160,000	[c]	1,052,700
Retailing - .4%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%	6.80	9/25/2024	1,043,017	[c]	1,041,932
Technology Hardware & Equipment - .4%
Mcafee, Term Loan, 3 Month LIBOR +8.50%	10.30	9/28/2025	859,091	[c]	866,823
Telecommunication Services - .8%
Connect Finco, Initial Term Loan, 1 Month LIBOR +4.50%	6.24	12/12/2026	1,065,000	[c,d]	1,072,902
Iridium Satellite, Initial Term Loan, 1 Month LIBOR +3.75%	5.55	11/4/2026	830,000	[c]	841,674
				1,914,576
Total Floating Rate Loan Interests (cost $23,952,056)			23,877,937
			Shares
Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares iBoxx High Yield Corporate Bond ETF (cost $782,910)			9,000		791,460
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $248,838)	1.61	4/16/2020	250,000	[e]	248,897

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,118,800)	1.60	5,118,800	[f] 5,118,800
Total Investments (cost $347,391,635)		145.7%	357,005,437
Liabilities, Less Cash and Receivables		(45.7%)	(111,913,356)
Net Assets		100.0%	245,092,081

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $244,499,297 or 99.76% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	12,623,036	-	12,623,036
Corporate Bonds	-	314,345,307	-	314,345,307
Exchange-Traded Funds	791,460	-	-	791,460
Floating Rate Loan Interests	-	23,877,937	-	23,877,937
Investment Companies	5,118,800	-	-	5,118,800
U.S. Treasury Securities	-	248,897	-	248,897
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(160,613)	-	(160,613)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

December 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Goldman Sachs
United States Dollar	6,049,230	British Pound	4,630,000	1/31/2020	(89,131)
United States Dollar	6,593,008	Euro	5,930,000	1/31/2020	(71,482)
Gross Unrealized Depreciation					(160,613)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2019 is discussed below.

NOTES

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2019, accumulated net unrealized appreciation on investments was $9,613,802, consisting of $13,958,143 gross unrealized appreciation and $4,344,341 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.